INSURANCE SERVICE RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Insurance Revenue	R$ 61,111,265	R$ 57,340,928	R$ 51,252,827
Insurance contract expenses	(49,779,922)	(48,398,668)	(46,017,116)
Reinsurance result	(22,207)	36,070	(35,304)
Insurance result	11,331,343	8,942,260	5,235,711
P A A Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	53,576,235	49,545,938	44,618,387
B B A Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	7,450,972	7,781,746	6,331,612
V F A Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	84,058	13,244	302,828
Claims Occured [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(41,200,237)	(39,763,947)	(38,789,671)
Acquisition Costs [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(4,708,875)	(4,062,877)	(3,515,668)
Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(3,601,469)	(3,273,232)	(3,606,269)
Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	R$ (247,134)	R$ (1,334,682)	R$ (70,204)